Note 4 - Stockholders' Equity - Option Activity (Q3) (Details) - $ / shares	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity Awards [Abstract]
Outstanding (in shares)	160,076	136,105	160,076	160,076
Outstanding, weighted average exercise price (in dollars per share)	$ 35.92	$ 40.07	$ 35.92	$ 35.92
Granted (in shares)	0	0	0	0	0
Granted, weighted average exercise price (in dollars per share)
Vested (in shares)
Vested, weighted average exercise price (in dollars per share)
Forfeited, canceled (in shares)		(59,226)		(23,971)
Forfeited, canceled, weighted average exercise price (in dollars per share)		$ 55.29		$ 12.35
Outstanding (in shares)		76,879		136,105	160,076
Outstanding, weighted average exercise price (in dollars per share)		$ 28.34		$ 40.07	$ 35.92